Selling, Distribution and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Selling, Distribution and Administrative Expenses [Abstract]
SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES
21.	SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES

	For the years ended December 31,
	2022	2021	2020
Staff expense	$7,352,579	$3,471,146	$2,759,505
Rental expense*	452,137	24,551	702,664
Depreciation and amortization expense	2,997,945	1,261,988	167,380
Utilities expense	72,550	93,736	120,236
Travelling and entertainment expense	601,267	148,063	138,707
Professional fees	2,095,068	1,183,499	932,891
Repairs and maintenance	57,820	71,990	70,443
Employee benefits	125,272	153,454	548,628
Other service fees	433,822	240,328	273,333
Research and development expense	99,947	-	-
Other expenses**	1,031,794	933,288	960,685
	$15,320,201	$7,582,043	$6,674,472

*	During the year ended December 31, 2020, depreciation expense of $700,741 relating to the right of use assets was recorded as rental expense.

**	Other expenses mainly comprised of office expenses, stamp duties, training costs, etc.